Loans (Activity and Allocation of Allowance for Loan Losses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Beginning Balance	$ 5,069	$ 4,024
Charge-offs	767	687
Recoveries	91	104
Provision	1,784	1,628
Allowance for Loan Losses, Ending Balance	6,177	5,069
Allowance for loan losses: Ending balance: individually evaluated for impairment	773	466
Allowance for loan losses: Ending balance: collectively evaluated for impairment	5,404	4,603
Loans receivables: Ending balance: individually evaluated for impairment	4,707	2,910
Loans Receivable: Ending balance: collectively evaluated for impairment	327,743	302,710
Residential mortgage portfolio [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Beginning Balance	1,767	1,427
Charge-offs	208	140
Recoveries	7
Provision	597	480
Allowance for Loan Losses, Ending Balance	2,163	1,767
Allowance for loan losses: Ending balance: individually evaluated for impairment	10	2
Allowance for loan losses: Ending balance: collectively evaluated for impairment	2,153	1,765
Loans receivables: Ending balance: individually evaluated for impairment	413	259
Loans Receivable: Ending balance: collectively evaluated for impairment	192,965	181,353
Nonresidential mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Beginning Balance	1,859	1,517
Charge-offs	212	106
Provision	429	448
Allowance for Loan Losses, Ending Balance	2,076	1,859
Allowance for loan losses: Ending balance: individually evaluated for impairment	208	292
Allowance for loan losses: Ending balance: collectively evaluated for impairment	1,868	1,567
Loans receivables: Ending balance: individually evaluated for impairment	1,796	1,717
Loans Receivable: Ending balance: collectively evaluated for impairment	78,998	62,143
Residential construction & land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Beginning Balance	27	48
Provision	(8)	(21)
Allowance for Loan Losses, Ending Balance	19	27
Allowance for loan losses: Ending balance: individually evaluated for impairment
Allowance for loan losses: Ending balance: collectively evaluated for impairment	19	27
Loans Receivable: Ending balance: collectively evaluated for impairment	2,156	3,731
Commercial construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Beginning Balance	89	49
Provision	318	40
Allowance for Loan Losses, Ending Balance	407	89
Allowance for loan losses: Ending balance: individually evaluated for impairment	365
Allowance for loan losses: Ending balance: collectively evaluated for impairment	42	89
Loans receivables: Ending balance: individually evaluated for impairment	1,075
Loans Receivable: Ending balance: collectively evaluated for impairment	959	2,014
Multi-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Beginning Balance	410	223
Charge-offs		200
Provision	(73)	387
Allowance for Loan Losses, Ending Balance	337	410
Allowance for loan losses: Ending balance: individually evaluated for impairment	155	160
Allowance for loan losses: Ending balance: collectively evaluated for impairment	182	250
Loans receivables: Ending balance: individually evaluated for impairment	861	434
Loans Receivable: Ending balance: collectively evaluated for impairment	4,661	5,614
Home Equity Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Beginning Balance	186	205
Provision	1	(19)
Allowance for Loan Losses, Ending Balance	187	186
Allowance for loan losses: Ending balance: individually evaluated for impairment
Allowance for loan losses: Ending balance: collectively evaluated for impairment	187	186
Loans Receivable: Ending balance: collectively evaluated for impairment	22,808	25,559
Consumer installment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Beginning Balance	203	120
Charge-offs	280	232
Recoveries	82	95
Provision	202	220
Allowance for Loan Losses, Ending Balance	207	203
Allowance for loan losses: Ending balance: individually evaluated for impairment
Allowance for loan losses: Ending balance: collectively evaluated for impairment	207	203
Loans Receivable: Ending balance: collectively evaluated for impairment	4,070	4,008
Commercial loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Beginning Balance	528	435
Charge-offs	67	9
Recoveries	2	9
Provision	182	93
Allowance for Loan Losses, Ending Balance	645	528
Allowance for loan losses: Ending balance: individually evaluated for impairment	35	12
Allowance for loan losses: Ending balance: collectively evaluated for impairment	610	516
Loans receivables: Ending balance: individually evaluated for impairment	562	500
Loans Receivable: Ending balance: collectively evaluated for impairment	21,126	18,288
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision	136
Allowance for Loan Losses, Ending Balance	136
Allowance for loan losses: Ending balance: collectively evaluated for impairment	$ 136